Offtake and prepayment agreements (Details) - USD ($)	1 Months Ended					3 Months Ended	12 Months Ended
	Jan. 31, 2026	Aug. 31, 2025	Jan. 31, 2025	Nov. 30, 2024	May 31, 2024	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Vitol
Offtake And Prepayment Agreements [Line Items]
Initial maximum committed amount			$ 330,000,000		$ 300,000,000
Committed amount decreased in each month					$ 10,000,000
Proceeds from offtake and prepayment agreements				$ 152,000,000			$ 152,000,000	$ 152,000,000
Repayments of offtake and prepayment agreements							142,244,000
Offtake and prepayment agreements amounts paid in kind							7,574,000
Outstanding amount							$ 2,182,000
Offtake and prepayment agreements, maximum funding			500,000,000
Increasing funding amount			$ 170,000,000
Vitol | Offtake and prepayment agreements
Offtake And Prepayment Agreements [Line Items]
Initial maximum committed amount	$ 330,000,000
Proceeds from offtake and prepayment agreements						$ 0
Offtake and prepayment agreements, maximum funding	500,000,000
Increasing funding amount	$ 170,000,000
Vitol | SOFR
Offtake And Prepayment Agreements [Line Items]
Spread on variable rate			3.50%		3.75%
Vitol | SOFR | Offtake and prepayment agreements
Offtake And Prepayment Agreements [Line Items]
Spread on variable rate	3.50%
Vitol | Minimum
Offtake And Prepayment Agreements [Line Items]
Term of offtake and prepayment agreements					20 months
Vitol | Maximum
Offtake And Prepayment Agreements [Line Items]
Term of offtake and prepayment agreements					36 months
Trafigura
Offtake And Prepayment Agreements [Line Items]
Term of offtake and prepayment agreements							12 months
Proceeds from offtake and prepayment agreements							$ 0
Outstanding amount							0
BP Products North America Inc
Offtake And Prepayment Agreements [Line Items]
Initial maximum committed amount		$ 50,000,000
Option for unilateral early termination		9 months
BP Products North America Inc | Major borrowings
Offtake And Prepayment Agreements [Line Items]
Proceeds from offtake and prepayment agreements							$ 15,000,000
BP Products North America Inc | SOFR
Offtake And Prepayment Agreements [Line Items]
Spread on variable rate							3.50%